Land use rights	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Land Use Rights [Abstract]
Land Use Rights
9.	Land use rights

	September 30, 2012	December 31, 2011

Land use rights	$16,518,951	$16,440,340
Accumulated amortization	(3,121,227)	(2,856,205)

	$13,397,724	$13,584,135

The Company has obtained land use rights from the relevant PRC land authority for periods ranging from 40 to 70 years to use the land on which the office premises, production facilities and warehouse of the Company are situated.  As of September 30, 2012 and December 31, 2011, land use rights with carrying amount of $4,451,809 and $1,127,907, respectively were pledged to a bank for the bank loans granted to the Company (note 12(d)(ii)).

During the nine months ended September 30, 2012 and 2011, amortization amounted to $250,793 and $244,467, respectively.

12.	Land use rights, net

	As of December 31,
	2011	2010

Land use rights	$16,440,340	$15,848,693
Accumulated amortization	(2,856,205)	(2,426,645)

	$13,584,135	$13,422,048

The Company has obtained land use rights from the relevant PRC land authority for a period ranging from 40 to 70 years to use the land on which the office premises, production facilities and warehouse of the Company are situated. As of December 31, 2011, and 2010, land use rights with carrying amount of $1,127,907 and $5,239,133, respectively, were pledged to a bank for the loans granted to the Company (Note 16(d) (ii)).

During the years ended December 31, 2011 and 2010, amortization expense was $327,419, and $321,127 respectively.

During the year ended December 31, 2010, land use rights with carrying amounts of $652,576 were sold for $697,495, net of direct costs, resulting in a gain of $44,919.

The estimated aggregate amortization expenses for land use rights for future years are as follows:

Year

2012	$328,267
2013	328,267
2014	328,267
2015	328,267
2016	328,267
Thereafter	11,942,800

$13,584,135